As filed with the Securities and Exchange Commission on May 24, 2016	Securities Act Registration No. 333-206600

Investment Company Act Reg. No. 811-23078

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 6	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 8        ☒

(Check appropriate box or boxes.)

___________________________________

Virtus ETF Trust II

(Exact Name of Registrant as Specified in Charter)

1540 Broadway, New York, NY 10036

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 W. Fourth Street

Winston-Salem, NC 27101

Phone: (336) 607-7512

Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 8, 2016, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 8, 2016, the effectiveness of the Registration Statement for the Virtus DWA Sector Trend ETF filed in Post-Effective Amendment No. 2 on February 29, 2016, pursuant to paragraph (a) of Rule 485 of the 1933 Act SEC Accession No. 0000891092-16-012876) (referred to herein as “PEA No. 2”), the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 5 on May 11, 2016.

This Post-Effective Amendment No. 6 incorporates by reference the information contained in Parts A, B and C of PEA No. 2.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 24th day of May, 2016.

VIRTUS ETF TRUST II
(Registrant)
By:	/s/William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

	Name	Title	Date
	/s/ William J. Smalley William J. Smalley	President (Principal Executive Officer)	May 24, 2016
	/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer)	May 24, 2016
	/s/ George R. Aylward* George R. Aylward	Trustee	May 24, 2016
	/s/ Stephen G. O’Grady* Stephen G. O’Grady	Trustee	May 24, 2016
	/s/ James Simpson* James Simpson	Trustee	May 24, 2016
	/s/ Robert S. Tull* Robert S. Tull	Trustee	May 24, 2016
	/s/ Myles J. Edwards* Myles J. Edwards	Trustee	May 24, 2016
* By:	/s/ William J. Smalley		May 24, 2016
William J. Smalley, Attorney-in-fact